Advances for Vessels Acquisitions	12 Months Ended
Dec. 31, 2013
Advances For Vessels Acquisitions [Abstract]
Advances for Vessels Acquisitions
6.      Advances for Vessels Acquisitions:

On July 5, 2013, the Company through its two wholly-owned subsidiaries, Star Cape I LLC and Star Cape II LLC, contracted with Shanghai Waigaoqiao Shipbuilding Co. Ltd., or SWS, shipyard to build two 180,000 dwt eco-type, fuel efficient Capesize drybulk vessels, Hull 1338 and Hull 1339. These vessels are scheduled to be delivered in October 2015 and in January 2016, respectively.
On September 23, 2013, the Company through its two wholly-owned subsidiaries, Star Castle I LLC and Star Castle II LLC, contracted with SWS, to build two 208,000 dwt eco-type, fuel efficient Newcastlemax drybulk vessels, Hull 1342 and Hull 1343. These vessels are scheduled to be delivered in January and in April 2016, respectively.
On September 27, 2013, the Company through its three wholly-owned subsidiaries, Star Axe I LLC, Star Axe II LLC and Star Axe III LLC, contracted with Nantong COSCO KHI Ship Engineering Co., or NACKS, shipyard to build two 61,000 dwt eco-type, fuel efficient Ultramax drybulk vessels, Hull NE 196 and Hull NE 197, with expected deliveries in October 2015 and November 2015, respectively and one 209,000 dwt eco-type, fuel efficient Newcastlemax drybulk vessel, Hull NE 198, with expected delivery in March 2016.
On October 22, 2013, the Company through its two wholly-owned subsidiaries, Star Asia I LLC and Star Asia II LLC, contracted with Japan Marine United Corporation, or JMU, to build two 60,000 dwt eco-type, fuel efficient Ultramax drybulk vessels, Hull 5040 and Hull 5043 for a construction price of $57,500 in aggregate, with expected deliveries in June 2015 and September 2015, respectively.
The total net aggregate price for all nine newbuilding vessels is $367,400 payable in installments until their deliveries. During the year ended December 31, 2013, the Company paid advances to the shipyards amounting to $66,780.
The amounts of $0 and $67,932 are included in “Advances for vessel acquisitions” in the accompanying consolidated balance sheets as of December 31, 2012 and 2013, respectively, and represent amounts paid to shipyards and other capitalized costs, as analyzed below:

	December 31, 2012	December 31, 2013

Pre-delivery Yard installments	$ -	$ 66,780
Capitalized interest and finance costs	-	633
Other capitalized costs (Note 3)	-	519.0
Total	$ -	$ 67,932
.